Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note Q—Related Party Transactions
The Company incurred expenses related to consulting services provided by the affiliates of AE of $— and $225 during the three months ended March 31, 2022 and March 31, 2021, respectively.
On February 4, 2021, the Company signed a teaming agreement with Gryphon Technologies, an affiliate of AE, to develop the best management and technical approach for certain solicitations with the DHS. Gryphon Technologies was acquired by ManTech International Corporation on December 10, 2021 and subsequent to the acquisition, Gryphon Technologies was no longer deemed to be an affiliate of AE.
On March 17, 2021, the Company signed a confidential disclosure agreement with Redwire Space, Inc. (
“Redwire”)
to engage in discussions concerning a potential business relationship between the two parties. Redwire is an affiliate of AE.
On April 22, 2021, the Company entered into an agreement with Redwire to establish a Space Cyber Range capability that leverages Redwire’s Advanced Configurable Open-system Research Network and BigBear.ai’s capabilities in developing offensive and defensive solutions and techniques for security research across multiple platforms, architectures, and network links.
On July 1, 2021, the Company entered into a memorandum of understanding with Edge Autonomy Holdings, LLC (
“Edge”
and formerly known as UAV Factory), an affiliate of AE, whereby BigBear.ai will develop AI/ML capabilities for Edge’s unmanned systems and components use in autonomous operations within the commercial and defense markets.
During the three months ended March 31, 2022, the Company paid or accrued $586 as compensation expense for the members of the Board of Directors, including equity-based compensation related to the RSUs of $322, which is reflected in the selling, general and administrative expenses within the consolidated statements of operations. During the three months ended March 31, 2021, the Company paid or accrued $50 as compensation expense for the Board of Directors, including aggregate fair value of $25 of Parent’s Class A Units.

Note U—Related Party Transactions
The Company incurred expenses related to consulting services provided by the affiliates of AE of $1,001 and $414 during the years ended December 31, 2021 and December 31, 2020, respectively.
On February 4, 2021, the Company signed a teaming agreement with Gryphon Technologies, an affiliate of AE, to develop the best management and technical approach for certain solicitations with the DHS. Gryphon Technologies was acquired by ManTech International Corporation on December 10, 2021 and subsequent to the acquisition, Gryphon Technologies was no longer deemed to be an affiliate of AE.
On March 17, 2021, the Company signed a confidential disclosure agreement with Redwire Space, Inc. (“Redwire”) to engage in discussions concerning a potential business relationship between the two parties. Redwire is an affiliate of AE.
On April 22, 2021, the Company entered into an agreement with Redwire to establish a Space Cyber Range capability that leverages Redwire’s Advanced Configurable Open-system Research Network and BigBear.ai’s capabilities in developing offensive and defensive solutions and techniques for security research across multiple platforms, architectures, and network links.

On July 1, 2021, the Company entered into a memorandum of understanding with UAV Factory, an affiliate of AE, whereby BigBear.ai will develop AI/ML capabilities for UAV Factory’s unmanned systems and components use in autonomous operations within the commercial and defense markets.
During the year ended December 31, 2021, the Successor paid or accrued $181 as compensation expense for the members of the board of directors, including aggregate fair value of $86 of Parent’s Class A Units, which is reflected in the selling, general and administrative expenses within the consolidated statements of operations. During the year ended December 31, 2020, the Successor paid or accrued $56 as compensation expense for the board of directors, including aggregate fair value of $25 of Parent’s Class A Units.
During the period from May 22, 2020 through December 31, 2020, the Successor accrued $650 as compensation expense settled in Parent’s Class A units for services related to the acquisition of PCI provided by Peter Cannito, Chairman of the Company’s Board of Directors, which is reflected in the transaction expenses within the consolidated statements of operations.
There were no related-party transactions during the Predecessor Periods.